GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 26,131	$ 24,756
Accumulated amortization	21,375	19,686
Intangible assets, net	4,756	5,070
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	16,314	14,939
Accumulated amortization	12,032	10,979
Weighted average amortization period (years)	6 years
Customer Relationships And Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,817	9,817
Accumulated amortization	$ 9,343	$ 8,707
Weighted average amortization period (years)	10 years